Subsequent Events (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended	12 Months Ended
	May 04, 2026	Apr. 09, 2026	Mar. 01, 2026	Feb. 05, 2026	Feb. 04, 2026	Jan. 30, 2026	Jan. 12, 2026	Oct. 27, 2025	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Preferred stock shares, outstanding									17,494,820	14,829,942	17,494,820	26,560,266
Warrants issued			16,000,000					12,000,000
Warrant exercise price			$ 12.35
Debt instrument description			(i) $2.25 per share for 4,500,000 shares for a period of 60 days; (ii) $2.75 per share for 3,750,000 shares for a period of 60 days; and (iii) $3.25 per share for 3,750,000 shares for a period of 75 days. Upon expiration of the reduced exercise price periods, the exercise price for the applicable warrants will revert to the original exercise price of $12.35 per share		(i) the successful consummation of the direct listing and (ii) the closing of financings with aggregate gross proceeds of at least $5.0 million, the Company issued 418,219 shares of common stock to certain designees, representing 0.5% of the Company’s outstanding common stock on a fully diluted basis. The shares were issued as consideration for investment banking and advisory services and had an aggregate value of approximately $33,801,000, based on an implied value of $33.00 per share. The fair value of the shares issued was recorded as an increase to additional paid-in capital, with an offsetting reduction to additional paid-in capital as equity issuance costs related to the direct listing.
Gross proceeds										$ 100,010
Exercise price per share									$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares					98,902	131,867	93,407	109,891	115,385
Gross proceeds										$ 3,350,000
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock shares, outstanding				682,770
Preferred stock shares, converted				1,477,857
Gross proceeds											$ 10,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during the period, issuance costs					$ 306
Warrants issued			16,000,000
Warrant exercise price			$ 12.35
Debt instrument description			(i) $2.25 per share for 4,500,000 shares for a period of 60 days; (ii) $2.75 per share for 3,750,000 shares for a period of 60 days; and (iii) $3.25 per share for 3,750,000 shares for a period of 75 days. Upon expiration of the reduced exercise price periods, the exercise price for the applicable warrants will revert to the original exercise price of $12.35 per share
Debt instrumental principal amount			$ 2,500,000
Bears interest rate			10.00%
Maturity date			Sep. 01, 2026
Exercise of warrants shares	2,000,000
Conversion price, description	a number of conversion shares exceeding 10% of the total daily trading volume of the Company’s common stock, unless such sales are made at a price equal to or greater than 115% of the closing price of the Company’s common stock on the immediately preceding trading day
Subsequent Event [Member] | Tranche One [Member]
Subsequent Event [Line Items]
Exercise price per share	$ 3.50
Subsequent Event [Member] | Tranche Two [Member]
Subsequent Event [Line Items]
Exercise price per share	4.00
Subsequent Event [Member] | Tranche Three [Member]
Subsequent Event [Line Items]
Exercise price per share	$ 4.50
Subsequent Event [Member] | Second Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument description	In the event of default, the Second Promissory Note will bear interest at a rate of 24% per annum, and any late payments will be subject to a late fee equal to 10% of the overdue amount
Maturity date	Sep. 01, 2026
Principal amount	$ 1,000,000
Interest rate	10.00%
Net proceeds cumulative percentage	25.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Gross proceeds		$ 300,000,000.0
Aggregate purchase commitment amount		300,000,000.0
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Aggregate purchase commitment amount		$ 50,000,000.0
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period, issuance costs					$ 506
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock shares, outstanding				682,770
Preferred stock shares, converted				1,477,857
Subsequent Event [Member] | Series D Financing Transactions [Member]
Subsequent Event [Line Items]
Aggregate common stock shares issued	9,000,000
Exercise of warrants shares	1,000,000
Subsequent Event [Member] | Series D Financing Transactions [Member] | Tranche One [Member]
Subsequent Event [Line Items]
Exercise price per share	$ 1.25
Subsequent Event [Member] | Series D Financing Transactions [Member] | Tranche Two [Member]
Subsequent Event [Line Items]
Exercise price per share	1.75
Subsequent Event [Member] | Series D Financing Transactions [Member] | Tranche Three [Member]
Subsequent Event [Line Items]
Exercise price per share	$ 2.25
Subsequent Event [Member] | Series D Warrants [Member]
Subsequent Event [Line Items]
Exercise of warrants shares cancelled	15,991,902
Subsequent Event [Member] | Series C Warrants [Member]
Subsequent Event [Line Items]
Exercise of warrants shares cancelled	300,000
Subsequent Event [Member] | Series D Preferred Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Conversion price per share	$ 2.0265
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares							93,407
Stock issued during the period, shares additional							$ 850
Preferred Stock Including Additional Paid in Capital [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares						131,867
Stock issued during the period, shares additional						$ 1,200
Preferred Stock Including Additional Paid in Capital [Member] | Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares					98,902
Stock issued during the period, shares additional					$ 900